Annual Total Returns [BarChart] - VY Morgan Stanley Global Franchise Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	8.75%
2012	15.38%
2013	19.02%
2014	3.87%
2015	5.95%
2016	4.94%
2017	25.47%
2018	(2.07%)
2019	28.89%
2020	12.87%